Profit Before Income Tax - Summary Of Detailed Information About Profit Before Income Tax (Detail)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2021 MYR (RM)	Dec. 31, 2020 MYR (RM)
Profit (loss) [abstract]
Legal and professional fees	$ 41,165	RM 181,228	RM 728,716	RM 3,377
Director's fees	$ 43,839	RM 193,000	RM 656,000